Financial instruments - Reconcilliation Of Significant Unobservable Inputs Used In Fair Value Measurement of Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Fair value of Level 3 financial instruments at December 31, 2021	$ 197,036
Fair value of Level 3 financial instruments at December 31, 2022	462,780
Level 3 of fair value hierarchy | Recurring fair value measurement | Consideration payable on acquisition
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Fair value of Level 3 financial instruments at December 31, 2021	25,775
Additions	8,355
Transfer to Level 3	0
Transfers from Level 3	0
Cumulative translation adjustment	155
Change in fair value	(12,322)
Fair value of Level 3 financial instruments at December 31, 2022	21,963
Level 3 of fair value hierarchy | Recurring fair value measurement | Long term investments at fair value through profit or loss
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Fair value of Level 3 financial instruments at December 31, 2021	0
Additions	9,463
Transfer to Level 3	10,689
Transfers from Level 3	0
Cumulative translation adjustment	0
Change in fair value	4,088
Fair value of Level 3 financial instruments at December 31, 2022	24,240
Level 3 of fair value hierarchy | Recurring fair value measurement | Derivative warrant liability
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Fair value of Level 3 financial instruments at December 31, 2021	0
Additions	4,125
Transfer to Level 3	0
Transfers from Level 3	(1,471)
Cumulative translation adjustment	0
Change in fair value	(2,654)
Fair value of Level 3 financial instruments at December 31, 2022	0
Level 3 of fair value hierarchy | Recurring fair value measurement | Derivative financial instruments – VBI call option
Significant Unobservable Inputs Used in Fair Value Measurement Of Liabilities [Roll Forward]
Fair value of Level 3 financial instruments at December 31, 2021	0
Additions	6,104
Transfer to Level 3	0
Transfers from Level 3	0
Cumulative translation adjustment	113
Change in fair value	105
Fair value of Level 3 financial instruments at December 31, 2022	$ 6,322